Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Income Taxes [Line Items]
Deferred tax assets resulting from loss carryforwards	$ 175,571	$ 186,613
Loss carryforwards	701,310
Valuation allowance related to the loss carryforwards	165,907
non operating entity, valuation allowance	147,755
non operating entity, loss carryforward	516,808
Valuation allowance relates to foreign capital loss carryforward and certain deferred tax assets associated with other liabilities and reserves	10,172
Operating loss carryforward minimum period before expiration	3 years
Operating loss carryforward maximum period before expiration	20 years
Accumulated undistributed earnings of foreign operations reinvested in operations	669,000	983,950	1,102,978
Amount of unrecognized tax benefits that, if recognized, would affect the effective tax rate	61,601	78,754	81,927
Accrued interest related to the gross unrecognized tax benefits excluded from the unrecognized tax benefits	$ 3,676	$ 11,331	$ 8,200